OTHER CURRENT (NON-CURRENT) ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Other Current Assets [Table Text Block]
	December 31,	December 31
	2015	2014
Advances to unrelated third-parties	$7,412,911	$7,963,454
Advances to employees	375,253	2,089,332
Installation contract deposits	67,722	315,400
Other current assets	257,975	405,124
	$8,113,861	$10,773,310

Schedule of Other Assets, Noncurrent [Table Text Block]
	December 31,	December 31
	2015	2014
Advances to unrelated third-parties	$2,065,000	-